Recapitalization (Details) - Schedule of Changes in Stockholders’ Deficit (Parentheticals)	Dec. 31, 2023 USD ($)
Schedule of Changes in Stockholders’ Deficit [Line Items]
Accrued legal costs	$ 6,211,891